Share-Based Compensation (Details Narrative) (10-K) - USD ($)								1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 20, 2018	Mar. 19, 2018	Jan. 02, 2018	Apr. 04, 2017	Nov. 02, 2016	May 13, 2016	Nov. 07, 2014	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016		Nov. 28, 2017	Oct. 12, 2016	Sep. 19, 2014
Option vested years			1 year
Option expiration term			5 years										2 years 1 month 13 days	2 years 1 month 13 days
Unrecognized compensation expense								$ 1,025,157					$ 2,400,000	$ 1,025,157
Stock compensation expense													1,100,000	499,000
Options intrinsic value								$ 2,097,415					$ 2,300,000	2,097,415
Option purchase price per share			$ 5.01
Fair value of option			$ 689,000											$ 25		[1]
Number of options exercised													29,200	291,402
Option exercise price per share													$ 5.14	$ 6.39	$ 0.13
Stock options exercised													$ 0.0001	$ 0.0001
Discount rate														1.47%
Expected life														2 years 6 months
Expected dividends													0.00%	0.00%
Warrant intrinsic value								$ 0						$ 0
IPO [Member]
Fair value of warrant									$ 567,996
Placement Agent [Member] | IPO [Member]
Warrant to purchase common share									50,000
Warrant exercise price per share									$ 7.70
Warrant expiration date									Aug. 29, 2022
Fair value of warrant									$ 192,591
Dynamic Capital LLC [Member] | IPO [Member]
Number of warrants granted									150,000
Canaan Parish [Member] | IPO [Member]
Number of warrants granted									50,000
Acquisition Agreement [Member] | Everest Display, Inc [Member]
Option vested years									4 years
Option expiration term									5 years
Number of option purchased									185,018
Option purchase price per share									$ 7.00
Fair value of option									$ 634,000
Chief Financial Officer [Member]
Option vested years		1 year
Option expiration term		5 years							5 years
Number of option purchased									29,200
Option purchase price per share		$ 4.00							$ 0.0001
Fair value of option		$ 65,000			$ 484,000				$ 204,000
Number of options exercised	29,200				291,402
Remaining unvested options					50.00%
Chief Operating Officer [Member]
Option vested years			1 year						3 years
Option expiration term			5 years						5 years
Number of option purchased									37,829
Option purchase price per share			$ 5.01						$ 7.00
Fair value of option			$ 459,000						$ 126,000
Series A common Stock [Member]
Number of option purchased				18,000
Option purchase price per share				$ 5.6
Fair value of option				$ 7,000
Class A Common Stock [Member]
Option vested years											4 years
Option expiration term											5 years
Warrant expiration date														Dec. 31, 2019
Warrant to purchase common stock, percentage								20.00%						20.00%
Fair value of warrant														$ 2,087,840
Class A Common Stock [Member] | Consultant [Member]
Warrant to purchase common share							23,904										199,203
Fair value of warrant							$ 62,718
Class A Common Stock [Member] | Vert Capital [Member]
Warrant to purchase common share							796,813											597,610
Warrant exercise price per share							$ 7.70
Warrant to purchase common stock, percentage							110.00%
Fair value of warrant							$ 2,087,840
Class A Common Stock [Member]
Option expiration term												5 years
Number of option purchased						120,917
Option purchase price per share						$ 0.12
Fair value of option						$ 109,000
Stock Option [Member]
Option vested years													4 years	4 years
Option expiration term													5 years	5 years
Minimum [Member]
Discount rate								1.75%		0.97%			2.01%		0.97%
Expected life								2 years 1 month 2 days		2 years 6 months			3 years		2 years 6 months
Volatility range								69.00%		0.66%			66.00%		65.00%
Minimum [Member] | Chief Financial Officer [Member]
Option exercise price per share					$ 0.13
Maximum [Member]
Discount rate								2.14%		0.99%			2.45%		0.99%
Expected life								4 years 9 months		3 years 11 months 15 days			3 years 9 months		3 years 11 months 15 days
Volatility range								71.00%		0.69%			68.00%		69.00%
Maximum [Member] | Chief Financial Officer [Member]
Option exercise price per share					$ 0.0001
2018 [Member]
Stock compensation expense
Directors Officers Key Employees Consultants [Member]
Share based compensation stock option available for grant								1,577,864						1,577,864					2,390,438
Borad of Directors [Member] | Minimum [Member]
Share based compensation stock option available for grant													300,000
Borad of Directors [Member] | Maximum [Member]
Share based compensation stock option available for grant													2,690,438
Borad of Directors [Member] | 2018 [Member] | Minimum [Member]
Share based compensation stock option available for grant								300,000						300,000
Borad of Directors [Member] | 2018 [Member] | Maximum [Member]
Share based compensation stock option available for grant								2,690,438						2,690,438
Employees [Member]
Option vested years									4 years
Option expiration term									5 years
Number of option purchased									4,495
Option purchase price per share									$ 7.00
Fair value of option									$ 15,000
Directors [Member]
Option vested years									1 year
Option expiration term									5 years
Number of option purchased									100,000
Option purchase price per share									$ 7.00
Fair value of option									$ 319,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis